Employee Equity and Profit Participation Program	12 Months Ended
Dec. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Equity and Profit Participation Program

1 5 .	EMPLOYEE EQUITY AND PROFIT PARTICIPATION PROGRAM
During the year ended December 31, 2019, a trust which exists to make orderly purchases of the Company’s shares for employees for transfer to the Employee Equity and Profit Participation Program [“EEPPP”], borrowed up to $37 million [2018 - $34 million] from the Company to facilitate the purchase of Common Shares. At December 31, 2019, the trust’s indebtedness to Magna was $37 million [2018 - $34 million]. The Company nets the receivable from the trust with the Company’s accrued EEPPP payable in accrued wages and salaries.